Fair Value Measurements - Changes in Fair Value of Derivative Liability (Details) $ in Thousands	2 Months Ended
Mar. 31, 2022 USD ($)
Private warrants derivative liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 3,916
Change in fair value	4,073
Ending balance	7,989
Forward share purchase agreements derivative liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	14,170
Change in fair value	(6,718)
Ending balance	7,452
Escrow shares derivative liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	6,868
Change in fair value	3,261
Ending balance	10,129
Shareholder earn-out rights derivative liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	26,131
Change in fair value	9,781
Ending balance	$ 35,912